Changes in consolidated statements of comprehensive income (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Remeasurements from defined benefit plans [line items]
Defined benefit pension plans before tax	$ (119)	$ (482)	$ 1,367
Other post-employment benefit plans before tax	(35)	54	76
Taxation on above items	(313)	69	(592)
Remeasurements from defined benefit plans, total after tax	(467)	$ (359)	851
Impact of new tax law income tax relating to deferred tax assets on US post retirement previously recognized through OCI			(272)
Impact of new tax law income tax relating to deferred tax assets on Swiss post retirement previously recognized through OCI	(358)
Non-controlling interests [member]
Remeasurements from defined benefit plans [line items]
Remeasurements from defined benefit plans, total after tax	$ (1)
Continuing operations
Remeasurements from defined benefit plans [line items]
Impact of new tax law income tax relating to deferred tax assets on US post retirement previously recognized through OCI			(259)
Discontinued operations
Remeasurements from defined benefit plans [line items]
Impact of new tax law income tax relating to deferred tax assets on US post retirement previously recognized through OCI			$ (13)